Long-term debt-Term loans-Additional Information (Details) (USD $)	12 Months Ended			11 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	7 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2010	Jan. 14, 2014	Apr. 07, 2011	Dec. 31, 2011	Aug. 16, 2011	Oct. 06, 2011	Apr. 11, 2014	Jun. 29, 2012	Sep. 26, 2014	May 21, 2014	Oct. 12, 2011
Long term debt term loans [Line Items]
Interest costs capitalized	$ (1,795,000)	$ (11,098,000)	$ (8,476,000)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	489,000	3,253,000	3,196,000
Loan for the acquisition of the vessels Sealand New York and Sealand Washington [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	150,000,000
Line of Credit Facility Initiation Date	May 2008
Maximum borrowing capacity per vessel	75,000,000
Debt Instrument Carrying Amount	91,500,000
Number of outstanding installments	7
Line of Credit Facility Frequency of Payments	semiannual
Line of Credit Periodic Payment of Principal	4,500,000
Balloon payment	60,000,000
Line of Credit Payment of Principal remaining period	May 2015 to May 2018
Loan for the acquisition of the vessel Maersk Kokura [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	75,000,000
Line of Credit Facility Initiation Date	January 2008
Debt Instrument Carrying Amount	38,875,000
Number of outstanding installments	7
Line of Credit Facility Frequency of Payments	semiannual
Balloon payment	10,000,000
Line of Credit Payment of Principal remaining period	February 2015 to February 2018
Loan for the acquisition of the vessels Maersk Kawasaki and Maersk Kure [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	150,000,000
Line of Credit Facility Initiation Date	December 2007
Maximum borrowing capacity per vessel	75,000,000
Debt Instrument Carrying Amount	78,000,000
Number of outstanding installments	6
Line of Credit Facility Frequency of Payments	semiannual
Line of Credit Periodic Payment of Principal	6,000,000
Balloon payment	42,000,000
Line of Credit Payment of Principal remaining period	June 2015 to December 2017
Loan for the acquisition of the vessel Cosco Beijing [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	90,000,000
Line of Credit Facility Initiation Date	June 2006
Debt Instrument Carrying Amount	50,000,000
Number of outstanding installments	8
Line of Credit Facility Frequency of Payments	semiannual
Line of Credit Periodic Payment of Principal	2,500,000
Balloon payment	30,000,000
Line of Credit Payment of Principal remaining period	February 2015 to August 2018
Loan for the acquisition of the vessel Cosco Guangzhou [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	90,000,000
Line of Credit Facility Initiation Date	February 2006
Debt Instrument Carrying Amount	47,500,000
Number of outstanding installments	7
Line of Credit Facility Frequency of Payments	semiannual
Line of Credit Periodic Payment of Principal	2,500,000
Balloon payment	30,000,000
Line of Credit Payment of Principal remaining period	February 2015 to February 2018
Loan available for draw down (Vessels: MSC Romanos, MSC Methoni, MSC Ulsan, MSC Koroni (ex. Koroni) and MSC Itea (ex. Kyparissia)) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity				120,000,000
Available period for draw down				18 months
Loan for the acquisition of the vessels MSC Romanos (tranche a) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	38,500,000
Debt Instrument Carrying Amount	25,988,000
Number of outstanding installments	19
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	962,500
Balloon payment	7,700,000
Line of Credit Payment of Principal remaining period	February 2015 to August 2019
Loan for the acquisition of the vessels MSC Methoni (tranche b) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	42,000,000
Debt Instrument Carrying Amount	29,400,000
Number of outstanding installments	20
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	1,050,000
Balloon payment	8,400,000
Line of Credit Payment of Principal remaining period	January 2015 to October 2019
Loan for the acquisition of the vessels MSC Ulsan (tranche c) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	21,000,000
Debt Instrument Carrying Amount	15,225,000
Number of outstanding installments	21
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	525,000
Balloon payment	4,200,000
Line of Credit Payment of Principal remaining period	February 2015 to February 2020
Loan for the acquisition of the vessel MSC Koroni (ex. Koroni) (tranche d) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	7,470,000												4,202,000
Date of loan repayment	2014-05-21
Debt Instrument Carrying Amount	0
Loan for the acquisition of the vessel MSC Itea (ex. Kyparissia) (tranche e) [Member]
Long term debt term loans [Line Items]
Maximum Borrowing Capacity	7,470,000
Debt Instrument Carrying Amount	2,801,000
Number of outstanding installments	2
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	466,900
Balloon payment	1,867,300
Line of Credit Payment of Principal remaining period	February 2015 to May 2015
Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity					203,343,000
Number of outstanding installments					40
Line of Credit Facility Frequency of Payments					quarterly
Line of Credit Periodic Payment of Principal					1,412,000
Line of Credit Final Payment of Principal					12,713,000
Loan for the acquisition and construction of H1068A, H1069A and H1070A - MSC Azov Hull H1068A (tranche a)
Long term debt term loans [Line Items]
Draw down amount up to the end of the period		48,765,000
Delivery date		January 14, 2014
Loan for the acquisition and construction of H1068A, H1069A and H1070A - MSC Ajaccio Hull H1069A (tranche b)
Long term debt term loans [Line Items]
Draw down amount up to the end of the period		48,765,000
Delivery date		March 14, 2014
Loan for the acquisition and construction of H1068A, H1069A and H1070A - MSC Amalfi Hull H1070A (tranche c)
Long term debt term loans [Line Items]
Draw down amount up to the end of the period		48,765,000
Delivery date		April 28, 2014
Loan for the acquisition and construction of S4010 and S4011 [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity						140,000,000
Percentage of the vessels contract price available for draw down						70.00%
Draw down amount up to the end of the period		80,220,000	26,740,000
Debt Instrument Carrying Amount	120,330,000
Number of outstanding installments	13
Line of Credit Facility Frequency of Payments	semi-annual
Line of Credit Periodic Payment of Principal	4,456,700
Balloon payment	62,392,700
Line of Credit Payment of Principal remaining period	January 2015 to January 2021
Loan for the acquisition and construction of S4010 and S4011 (first drawdown) [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period							26,740,000
Draw down date							April 2011
Loan for acquisition and construction of two hulls - MSC Athens [Member]
Long term debt term loans [Line Items]
Delivery date	2013-03-14
Loan for the acquisition and construction of S4010 and S4011 - MSC Athos (S4011) [Member]
Long term debt term loans [Line Items]
Delivery date	April 8, 2013
Loan for the acquisition and construction of S4020 S4022 and S4024 (three tranches one for each hull) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity								229,200,000
Draw down amount up to the end of the period								22,920,000
Draw down date								August 26, 2011
Loan for the acquisition and construction of S4020, S4022 and S4024 (Drawdowns) [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period		168,080,000	38,200,000
Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) tranche a [Member]
Long term debt term loans [Line Items]
Delivery date	June 3, 2013
Debt Instrument Carrying Amount	68,760,000
Number of outstanding installments	22
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	1,273,400
Balloon payment	40,744,800
Line of Credit Payment of Principal remaining period	January 2015 to April 2020
Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) tranche b [Member]
Long term debt term loans [Line Items]
Delivery date	August 5, 2013
Debt Instrument Carrying Amount	68,760,000
Number of outstanding installments	22
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	1,273,400
Balloon payment	40,744,800
Line of Credit Payment of Principal remaining period	March 2015 to June 2020
Loan for the acquisition and construction of S4020, S4022 and S4024 - Valor (S4020) tranche c [Member]
Long term debt term loans [Line Items]
Delivery date	November 8, 2013
Debt Instrument Carrying Amount	71,306,000
Number of outstanding installments	24
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	1,273,400
Balloon payment	40,744,800
Line of Credit Payment of Principal remaining period	February 2015 to November 2020
Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity														152,800,000
Draw down amount up to the end of the period							15,280,000
Draw down date							October 25, 2011
Loan for the acquisition and construction of S4021 and S4023 (Drawdowns) [Member]
Long term debt term loans [Line Items]
Draw down amount up to the end of the period		106,960,000	30,560,000
Loan for the acquisition and construction of S4021 and S4023 - Value [Member]
Long term debt term loans [Line Items]
Delivery date	June 25, 2013
Debt Instrument Carrying Amount	68,214,000
Number of outstanding installments	22
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	1,364,300
Balloon payment	38,199,600
Line of Credit Payment of Principal remaining period	March 2015 to June 2020
Loan for the acquisition and construction of S4021 and S4023 - Valence [Member]
Long term debt term loans [Line Items]
Delivery date	September 2, 2013
Debt Instrument Carrying Amount	69,579,000
Number of outstanding installments	23
Line of Credit Facility Frequency of Payments	quarterly
Line of Credit Periodic Payment of Principal	1,364,300
Balloon payment	38,199,600
Line of Credit Payment of Principal remaining period	February 2015 to August 2020
Loan to partly finance the agreegate market value of eleven vessels [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity									120,000,000
Draw down amount up to the end of the period									113,700,000
Draw down date									March 2012
Debt Instrument Carrying Amount	87,820,000
Number of outstanding installments	16
Line of Credit Facility Frequency of Payments	quarterly
Balloon payment	39,490,000
Line of Credit Payment of Principal remaining period	March 2015 to December 2018
Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the vessel Neapolis. [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity										9,000,000
Draw down amount up to the end of the period										9,000,000
Draw down date										April 2014
Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]
Long term debt term loans [Line Items]
Line of Credit Facility Remaining Borrowing Capacity											11,300,000
Draw down amount up to the end of the period											11,300,000
Draw down date											August 2012
Loan to partly finance the agreegate market value of eleven vessels - Sale of Konstantina [Member]
Long term debt term loans [Line Items]
Date of loan repayment	May 2014
Loan repayment due to sale of vessels	6,495,000
Loan to partly finance agreegate market value of eleven vessels Sale of Akritas [Member]
Long term debt term loans [Line Items]
Date of loan repayment	September 2014
Loan repayment due to sale of vessels	6,000,000
Long-term debt [Member]
Long term debt term loans [Line Items]
Term loans additional information	The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Loan interest rates range	1.03%-6.75%	1.25%-6.75%	2.71%-6.75%
Weighted average interest rates	4.20%	4.30%	4.40%
Interest expense (including swap interest and interest capitalized) [Member]
Long term debt term loans [Line Items]
Interest expense excluding amortization	77,655,000	81,471,000	76,831,000
Interest costs capitalized	1,795,000	11,098,000	8,476,000
Interest capitalized Advances for vessel acquisitions	(1,306,000)	(7,845,000)	(5,280,000)
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	(489,000)	(3,253,000)	(3,196,000)
New Credit Facility in connection with Costamare Partners LP initial public offering to refinance the loans of Capetanissa Maritime Corporation, Jodie Shipping Co., Kayley Shipping Co. and Raymond Shipping Co.
Long term debt term loans [Line Items]
Maximum borrowing capacity per vessel												$ 180,000,000
Term loans additional information	The credit facility consists of: i. A term loan, in order to refinance the loans discussed in Notes 11.2.4, 11.2.8 and 11.2.10, in an amount equal to the lesser of (i) $126,600 and (ii) an amount which when aggregated with the amount drawn under the revolving credit facility as of the drawdown date of the term loan facility, does not exceed 50% of the market value of the relevant vessels securing the facility. The term loan is available for a single drawdown through March 31, 2015 and is repayable in 20 equal consecutive quarterly installments in the amount of approximately $2,221 plus a balloon payment at the final maturity date, which will be the earlier of the fifth anniversary of the drawdown date or November 19, 2019 (the ?Final Maturity Date?). ii. A revolving credit facility, for general corporate purposes, in an amount equal to the lesser of (i) $53,400 and (ii) an amount which when aggregated with the amount actually drawn under the term loan facility, does not exceed 50% of the market value of the relevant vessels securing the facility. The commitment under the revolving credit facility will be reduced in 20 quarterly amounts of $937 starting three months after the first drawdown date under the New Credit Facility and the last such reduction in the amount outstanding as of the Final Maturity Date.											The New Credit Facility will bear interest at LIBOR plus a spread and will be secured among others by a first priority mortgage over the vessels the COSCO Beijing, the MSC Athens, the MSC Athos and the Value.